Cira Centre 2929 Arch Street Philadelphia, PA 19104-2808 +1 215 994 4000 Main +1 215 994 2222 Fax www.dechert.com
Kyle Whiteman Kyle.Whiteman@dechert.com +1 215 994 2168 Direct +1 215 994 2222 Fax

August 24, 2023

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: abrdn Palladium ETF Trust

Ladies and Gentlemen:

On behalf of abrdn Palladium ETF Trust (the “Trust”), attached herewith for filing is a registration statement on Form S-3 (the “Registration Statement”) relating to the offer and sale of abrdn Physical Palladium Shares ETF (the “Shares”).

The purpose of this filing is to address the comments you provided in writing on behalf of the Securities and Exchange Commission (the “SEC”) staff (the “Staff”) to Robert Hepp and me on June 1, 2023, with respect to the Trust’s registration statement filed on Form S-3 on May 18, 2023 (SEC Accession No. 0001387131-23-006663).

No filing fee with respect to the indefinite number of Shares is being paid in connection with the filing of this Registration Statement. As indicated in the footnotes to the Calculation of Registration Fee table included as an exhibit to the Registration Statement, in accordance with Rule 456(d) under the Securities Act, the registrant is deferring payment of these registration fees and will pay these registration fees on an annual net basis no later than 90 days after the end of each fiscal year. The registration fee for the Shares will be partially offset by the filing fee paid for previously registered unsold Shares in accordance with Rule 457(p) under the Securities Act.

Should you have any questions regarding the filing or the foregoing matters, please do not hesitate to contact me at (215) 994-2168 or Stephanie A. Capistron of this office at (617) 728-7127.

Very truly yours,

/s/ Kyle F. Whiteman
Kyle F. Whiteman